Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or Loss [abstract]
Revenues	€ 39,432	€ 6,357	€ 39,432	€ 42,394
Cost of sales	(2,399,583)	(348,153)	(2,408,874)	(568,674)
Gross profit (loss)	(2,360,151)	(341,796)	(2,369,442)	(526,280)
Sales and marketing expenses	(1,013,347)	(1,828,628)	(2,471,326)	(3,288,167)
Research and development expenses	(7,202,942)	(10,016,870)	(14,219,279)	(17,318,680)
General and administrative expenses	(3,279,485)	(3,226,098)	(8,342,090)	(6,805,249)
Other income	937,938	16,730	1,479,035	53,023
Other expenses			(26)
Operating result	(12,917,988)	(15,396,663)	(25,923,127)	(27,885,353)
Finance income	522,221	848,243	1,015,985	1,754,148
Finance expenses	(3,355)	(8,732)	(7,441)	(10,844)
Foreign exchange result	(2,869,983)	711,411	(4,778,812)	2,535,787
Other financial result	852,834		6,963,097	103,285
Income taxes
Income (loss) for the period	(14,416,271)	(13,845,741)	(22,730,298)	(23,502,977)
Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign currency	(113,604)	28,374	(264,271)	2,836
Total comprehensive income (loss)	€ (14,529,876)	€ (13,817,367)	€ (22,994,569)	€ (23,500,141)
Share information
Weighted average number of shares outstanding (in Shares)	67,747,130	58,883,272	65,542,269	58,883,272
Income (loss) per share (basic) (in Euro per share)	€ (0.21)	€ (0.24)	€ (0.35)	€ (0.4)
Income (Loss) per share (diluted) (in Euro per share)	€ (0.21)	€ (0.24)	€ (0.35)	€ (0.4)